---------------------------------------------------

                                         [LOGO]
                           EquiTrust Variable Insurance
                           Series Fund
                           SEMI-ANNUAL REPORT
                           JUNE 30, 2000

                      INVESTMENT MANAGER AND
                      PRINCIPAL UNDERWRITER

                      EQUITRUST INVESTMENT
                      MANAGEMENT SERVICES, INC.

                      5400 UNIVERSITY AVENUE
                      WEST DES MOINES, IA 50266

                         1-800-247-4170 (OUTSIDE IOWA)
                         1-800-422-3175 (IN IOWA)
                               225-5586 (DES MOINES)
                          This report is not to be distributed
                          unless preceded or accompanied
                          by a prospectus.

PRESIDENT'S LETTER

Dear Shareholder:

    For the six-month period ended June 30, 2000, the Standard & Poor's 500 Stock Composite Index (S&P 500) was down 0.44% on a total return basis, and the Dow Jones Industrial Average (DJIA) was down 8.47%. Ending its streak of dramatic price gains, the NASDAQ Composite Index peaked in March and ended the six-month period down 2.47%. During the same period, the Russell 2000 small cap index rose 3.04%.

    Relative to historical valuation measures, the major equity market indices remain aggressively valued. Price-to-earnings (P/E) ratios for the S&P 500 are at nearly twice the 30-year average of 15.6. The market valuation of equities as a percentage of gross domestic product is nearly three times its 75-year average.

    The numbers for the tech-heavy NASDAQ are more extreme than the S&P 500. However, even the S&P 500 has become increasingly dominated by technology. The technology sector weighting as a percentage of the overall S&P 500 Index has increased from 22% on June 30, 1999, to 33% as of June 30, 2000. The S&P 500 technology sector P/E ratio is roughly double that of the non-tech portion of the index.

    The fixed income markets generally outperformed equities during the period. High-grade corporate bonds returned 2.51% and long-term Treasury bonds returned 9.68%. In general, longer maturity and higher quality bonds performed best.

    During the six months ended June 30, 2000, the consumer price index (CPI) rose 2.07%, compared to 1.56% for the last six months of 1999. Higher energy prices contributed substantially to this increase.

    Federal Reserve Chairman Alan Greenspan has initiated a series of interest rate hikes in the objective of slowing the economy to a level of growth he deems sustainable. Of particular concern to him is the possibility of rising wage costs due to the historically low unemployment rates observed recently. During the first half of this year, the Fed raised the short-term, Federal Funds rates in three increments from 5.50% to 6.50%. These moves follow three upward moves during 1999.

    Some indications of economic slowdown have occurred and many market participants now believe that the Fed may be done raising rates for the present time. Others have argued that soft numbers for the second quarter may be due to unique factors that stimulated more activity in the first quarter at the expense of the second. Increased electronic tax filing accelerated tax refunds earlier in the year, while taxes being paid on capital gains took place during the second quarter. Also, a warmer first quarter stimulated construction activity early in the year and may have robbed that activity from the second quarter's schedule. Accordingly, it is possible the economy will show some rebound in the third quarter. The Fed's "soft landing" may or may not have already been achieved.

    The following paragraphs describe how the various EquiTrust Variable Insurance Series Fund Portfolios are being positioned and where we see value that has developed as a result of recent financial market activity.

    VALUE GROWTH: Since the March 1, 2000 management change, we have substantially restructured the Portfolio. Convertible bonds and preferred stocks have been reduced to only nominal amounts. We have sought to reduce the most heavily weighted individual positions and also to reduce our exposure to micro-cap securities. The goal of these actions is to reduce our tracking error relative to the major market indices and to ensure that the Portfolio is representative of the overall U.S. economy.

    The four-month period since the end of February has seen substantial volatility, particularly in the tech-heavy NASDAQ. The NASDAQ Composite Index reached a closing price peak of 5048.62 on March 10th and then declined to a low of 3164.55 on May 23rd. After declining for the first two months of the year, the S&P 500 rose sharply during late March to a high of 1527.46 and then fell sharply during mid-April to a low of 1357.31. Much of the decline in the S&P 500 can be attributed to the performance of its technology component.

    Since the first of March, the NASDAQ has been the real news in terms of percentage moves. From its March-high to May-low closing prices, the index declined by over 37%. The high/low range for the S&P 500 was just over 11%.

    The P/E ratios for both indices remain at rather high levels relative to historic norms. The P/E for the NASDAQ is currently 155.06x and for the S&P 500, 30.86x. These extremely high valuations give us some cause for concern. However, a large number of stocks trade at very substantial discounts to the averages, and we have focused our attention on those stocks.

    The Portfolio remains substantially (nearly 30%) underweight in the S&P 500 Index technology sector. Significant price volatility in the technology sector left this portion of the S&P 500 down 1.61% for the period, which would understate the price swings observed. The current P/E ratio for the sector is 55.7x. We utilized the price volatility to begin doing some bargain shopping in this sector, but an abrupt recovery rally somewhat curtailed our actions. Following a 2.6% increase in our exposure, we remain dramatically underweight in this sector. We believe that much of the pricing in this sector remains quite unrealistic and that we will have opportunities in the future to add to this important sector at more modest valuations. Even as the overall sector valuations remain high, individual issues have been dealt with harshly following any earnings disappointment. Such responses may at times be overreactions and provide us with opportunities.

    HIGH GRADE BOND: Treasury yields ended the six-month reporting period mixed with shorter maturity yields rising modestly and longer maturity yields falling rather dramatically. For example, the 2, 10 and 30-year Treasury issues yielded 6.24%, 6.44% and 6.48%, respectively, as of December 31, 1999 and 6.36%, 6.12%
and 5.90% as of June 30, 2000.

    During this period, corporate issues underperformed Treasury issues as investors became increasingly concerned about credit risk due to the growing possibility of future economic weakness as well as negative industry and company-specific events. According to one major brokerage firm, the spread on their index of Baa-rated bonds hit its widest level in eight decades for a non-recession or non-expected recession period on June 1, 2000. Given the wide historic spread levels available on corporate and other spread issues, we have maintained our duration (a time measure of a bond's interest rate sensitivity) at a level that slightly exceeds that of the Lehman Brothers Aggregate Index.

    HIGH YIELD BOND: During the past six months, the high yield bond market greatly underperformed the high-grade bond market. Spread levels widened dramatically as increased actual defaults and estimated future defaults along with net cash outflows from high yield mutual funds resulted in a repricing of the high yield market. According to the DLJ High Yield Index, the average high yield spread was 554 basis points as of December 29, 1999, compared to 695 basis points as of June 30, 2000. Given these wider spread levels as well as the wider spreads available on lower investment-grade issues, we plan to maintain a fully invested position with about a 50/50 split between high yield issues and lower investment-grade issues.

    MANAGED: The Managed Portfolio has undergone a rather dramatic transformation. We have sought to substantially increase the exposure to common stocks and to reduce the exposure to convertible bonds and preferred stocks. As we have made common stock acquisitions for the Value Growth Portfolio, we have normally added the names to the Managed Portfolio, but often in different weightings. In addition, we have monitored the existing equity names in the Value Growth Portfolio and in cases where prices have come back into our buy range, we have added these names to the Managed Portfolio.

    Because the Managed Portfolio has more of an income bias and a somewhat more pure value orientation (as opposed to growth), the sector weightings differ somewhat from the Value Growth

Portfolio. This is consistent with our expectation that the Managed Portfolio will, over time, have a lower correlation to the S&P 500 and hopefully, a lower standard deviation.

    As long as we are able to continue adding good companies at such modest valuations (e.g. P/E ratios from 9 to 12) and relatively attractive dividend yields, we will maintain a rather substantial equity exposure in this Portfolio. We have reduced the Portfolio's exposure to convertible bonds and preferred stocks because we feel straight common stocks offer us a better risk/reward profile at this point in time. Also, we prefer the higher degree of liquidity and pricing certainty offered by actively traded common stocks.

    As discussed in our last report, this Portfolio will be managed as a tactical asset allocation portfolio. We will, in general, utilize common stocks similar to those found in the Value Growth Portfolio, straight debt securities similar to those found in the High Grade Bond Portfolio and money market instruments. The relative weightings in these three sectors will be driven by overall stock market valuations and the general level and trend of interest rates. The Portfolio will retain its bias towards income producing securities and will seek to produce higher levels of current income than most equity funds and higher capital appreciation potential than most fixed-income funds.

                                               AS OF         CHANGE FROM
ASSET ALLOCATION                              6/30/00          2/29/00
----------------                          ---------------  ---------------
Corporate Bonds:........................            0.21%           -0.04%
Common Stocks:..........................           53.46%          +43.36%
Securities Convertible into Common
 Stocks:
  Preferred.............................           22.80%          -15.94%
  Debentures............................            4.05%          -21.31%
Preferred Stocks:.......................            9.12%           -5.51%
Cash Equivalents:.......................           10.35%           -0.57%

    MONEY MARKET: With the Fed moving the Fed Funds rate to a current level of 6.50%, money market fund yields are at cyclically high levels. Also, when comparing the Fed Funds rate to the U.S. Treasury 30 year bond rate of 5.90% there is additional incentive to stay in liquid, relatively stable money market funds. The holdings of the Portfolio are invested in high-quality commercial paper, which are obligations of top U.S. corporations and agency discount notes that are obligations of government agencies such as FNMA, FHLB and FHLMC. These securities offer additional yield over Treasury securities with minimal incremental risk. Going forward, Greenspan may not raise rates but may hold at the current level, at least until after the elections in November.

    BLUE CHIP: True to its passive strategy, the performance of the Blue Chip Portfolio over the past six months has reflected that of the large capitalization market sector which it represents. The Blue Chip Portfolio will remain substantially invested in common stocks of large companies and is designed for those investors who prefer substantial exposure to common stocks at all times or who wish to make their own market value judgments.

                                          /s/ Edward M. Wiederstein

                                           EDWARD M. WIEDERSTEIN
                                           PRESIDENT

August 9, 2000

                 (This page has been left blank intentionally.)

EQUITRUST VARIABLE INSURANCE SERIES FUND
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2000

(UNAUDITED)

                                            HIGH
                           VALUE GROWTH  GRADE BOND
                            PORTFOLIO     PORTFOLIO
                           ------------  -----------
ASSETS
Investments in
 securities, at value
 (cost -- $38,052,789;
 $13,260,133;
 $17,439,674;
 $41,479,226; $7,107,129;
 and $68,141,843,
 respectively)...........  $35,468,311   $12,635,273
Cash.....................                     42,173
Accrued dividends and
 interest receivable.....       43,051       207,044
Prepaid expense..........          697           108
Investment securities
 sold....................      376,626
                           -----------   -----------
Total Assets.............  $35,888,685   $12,884,598
                           ===========   ===========
LIABILITIES AND NET
 ASSETS
Liabilities:
  Net outstanding
   redemptions in excess
   of bank balance.......  $    78,462
  Investment securities
   purchased.............      470,058
  Dividends payable......                $    93,448
  Accrued expenses.......        9,753         4,975
                           -----------   -----------
Total Liabilities........      558,273        98,423
Net assets applicable to
 shares of beneficial
 interest................   35,330,412    12,786,175
                           -----------   -----------
Total Liabilities and Net
 Assets..................  $35,888,685   $12,884,598
                           ===========   ===========
Shares issued and
 outstanding as of
 June 30, 2000...........    4,071,255     1,351,014
NET ASSET VALUE PER
 SHARE...................  $      8.68   $      9.46
                           ===========   ===========

SEE ACCOMPANYING NOTES.

                              HIGH
                           YIELD BOND     MANAGED    MONEY MARKET   BLUE CHIP
                            PORTFOLIO    PORTFOLIO    PORTFOLIO     PORTFOLIO
                           -----------  -----------  ------------  -----------
ASSETS
Investments in
 securities, at value
 (cost -- $38,052,789;
 $13,260,133;
 $17,439,674;
 $41,479,226; $7,107,129;
 and $68,141,843,
 respectively)...........  $15,843,661  $41,243,518   $7,107,129   $91,837,802
Cash.....................       31,905                   132,859
Accrued dividends and
 interest receivable.....      362,634      117,183        3,854        63,924
Prepaid expense..........          131          520           62           602
Investment securities
 sold....................                   753,253
                           -----------  -----------   ----------   -----------
Total Assets.............  $16,238,331  $42,114,474   $7,243,904   $91,902,328
                           ===========  ===========   ==========   ===========
LIABILITIES AND NET
 ASSETS
Liabilities:
  Net outstanding
   redemptions in excess
   of bank balance.......               $   104,260                $   201,078
  Investment securities
   purchased.............                   686,052
  Dividends payable......  $   132,041
  Accrued expenses.......        5,479        8,498   $    3,664        14,333
                           -----------  -----------   ----------   -----------
Total Liabilities........      137,520      798,810        3,664       215,411
Net assets applicable to
 shares of beneficial
 interest................   16,100,811   41,315,664    7,240,240    91,686,917
                           -----------  -----------   ----------   -----------
Total Liabilities and Net
 Assets..................  $16,238,331  $42,114,474   $7,243,904   $91,902,328
                           ===========  ===========   ==========   ===========
Shares issued and
 outstanding as of
 June 30, 2000...........    1,777,528    3,930,246    7,240,240     2,183,844
NET ASSET VALUE PER
 SHARE...................  $      9.06  $     10.51   $     1.00   $     41.98
                           ===========  ===========   ==========   ===========

EQUITRUST VARIABLE INSURANCE SERIES FUND
STATEMENTS OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2000

(UNAUDITED)

                                            HIGH
                           VALUE GROWTH  GRADE BOND
                            PORTFOLIO    PORTFOLIO
                           ------------  ----------
INVESTMENT INCOME
Dividends................  $   403,156    $ 50,417
Interest.................      129,551     449,373
                           -----------    --------
Total Investment
 Income..................      532,707     499,790
EXPENSES
Paid to EquiTrust
 Investment Management
 Services, Inc.:
 Investment advisory and
  management fees........       82,823      19,905
 Accounting fees.........        9,202       3,318
Custodial fees...........        4,365       2,732
Professional fees........          575         199
Reports to
 shareholders............        1,052         351
Trustees' fees and
 expenses................        1,379         513
Insurance and bonds......          515          82
Miscellaneous............        8,068       4,305
                           -----------    --------
Total Expenses...........      107,979      31,405
Fees paid indirectly.....       (1,586)       (444)
                           -----------    --------
Net Expenses.............      106,393      30,961
                           -----------    --------
Net Investment Income....      426,314     468,829
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
Net realized gain (loss)
 from investment
 transactions............   (2,451,397)    (16,416)
Change in unrealized
appreciation/depreciation
 of investments..........    2,632,745      (1,270)
                           -----------    --------
Net Gain (Loss) on
 Investments.............      181,348     (17,686)
                           -----------    --------
Net Increase (Decrease)
 in Net Assets Resulting
 from Operations.........  $   607,662    $451,143
                           ===========    ========

SEE ACCOMPANYING NOTES.

                              HIGH
                           YIELD BOND    MANAGED    MONEY MARKET   BLUE CHIP
                           PORTFOLIO    PORTFOLIO    PORTFOLIO     PORTFOLIO
                           ----------  -----------  ------------  ------------
INVESTMENT INCOME
Dividends................  $  58,571   $   958,554                $   474,918
Interest.................    700,113       352,980    $220,835        207,268
                           ---------   -----------    --------    -----------
Total Investment
 Income..................    758,684     1,311,534     220,835        682,186
EXPENSES
Paid to EquiTrust
 Investment Management
 Services, Inc.:
 Investment advisory and
  management fees........     37,403        97,720       9,314         88,874
 Accounting fees.........      4,156        10,858       1,863         14,176
Custodial fees...........      2,400         2,439       3,182          3,899
Professional fees........        240           624         119          1,363
Reports to
 shareholders............        457         1,232         170          2,237
Trustees' fees and
 expenses................        629         1,628         301          3,452
Insurance and bonds......         98           447          50            473
Miscellaneous............      4,570         8,201       3,128         12,109
                           ---------   -----------    --------    -----------
Total Expenses...........     49,953       123,149      18,127        126,583
Fees paid indirectly.....       (392)         (684)     (1,143)        (1,749)
                           ---------   -----------    --------    -----------
Net Expenses.............     49,561       122,465      16,984        124,834
                           ---------   -----------    --------    -----------
Net Investment Income....    709,123     1,189,069     203,851        557,352
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
Net realized gain (loss)
 from investment
 transactions............    (35,138)   (5,075,703)                   573,926
Change in unrealized
appreciation/depreciation
 of investments..........   (403,869)    6,479,339                 (3,036,556)
                           ---------   -----------    --------    -----------
Net Gain (Loss) on
 Investments.............   (439,007)    1,403,636                 (2,462,630)
                           ---------   -----------    --------    -----------
Net Increase (Decrease)
 in Net Assets Resulting
 from Operations.........  $ 270,116   $ 2,592,705    $203,851    $(1,905,278)
                           =========   ===========    ========    ===========

EQUITRUST VARIABLE INSURANCE SERIES FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                     VALUE GROWTH
                                       PORTFOLIO
                           ---------------------------------
                              SIX MONTHS
                                ENDED          YEAR ENDED
                            JUNE 30, 2000     DECEMBER 31,
                             (UNAUDITED)          1999
                           ----------------  ---------------
OPERATIONS
Net investment income....    $   426,314       $   855,293
Net realized gain (loss)
 from investment
 transactions............     (2,451,397)          766,209
Change in unrealized
appreciation/depreciation
 of investments..........      2,632,745        (4,469,838)
                             -----------       -----------
Net Increase (Decrease)
 in Net Assets Resulting
 from Operations.........        607,662        (2,848,336)
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS FROM
Net investment income....       (855,293)         (976,831)
Net realized gain from
 investment
 transactions............
Distributions in excess
 of net realized gain
 from investment
 transactions............
                             -----------       -----------
                                (855,293)         (976,831)
CAPITAL SHARE
 TRANSACTIONS............     (5,269,532)        2,008,325
                             -----------       -----------
Total Increase (Decrease)
 in Net Assets...........     (5,517,163)       (1,816,842)
NET ASSETS
Beginning of period......     40,847,575        42,664,417
                             -----------       -----------
End of period (including
 undistributed net
 investment income as set
 forth below)............    $35,330,412       $40,847,575
                             ===========       ===========
Undistributed Net
 Investment Income.......    $   426,314       $   855,293
                             ===========       ===========

SEE ACCOMPANYING NOTES.

                                         HIGH                               HIGH
                                      GRADE BOND                         YIELD BOND
                                       PORTFOLIO                          PORTFOLIO
                           ---------------------------------  ---------------------------------
                              SIX MONTHS                         SIX MONTHS
                                ENDED          YEAR ENDED          ENDED          YEAR ENDED
                            JUNE 30, 2000     DECEMBER 31,     JUNE 30, 2000     DECEMBER 31,
                             (UNAUDITED)          1999          (UNAUDITED)          1999
                           ----------------  ---------------  ----------------  ---------------
OPERATIONS
Net investment income....    $   468,829       $   792,882      $   709,123       $ 1,341,692
Net realized gain (loss)
 from investment
 transactions............        (16,416)           18,112          (35,138)         (104,066)
Change in unrealized
appreciation/depreciation
 of investments..........         (1,270)         (857,578)        (403,869)       (1,364,981)
                             -----------       -----------      -----------       -----------
Net Increase (Decrease)
 in Net Assets Resulting
 from Operations.........        451,143           (46,584)         270,116          (127,355)
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS FROM
Net investment income....       (468,829)         (792,882)        (709,123)       (1,341,692)
Net realized gain from
 investment
 transactions............        (18,110)          (35,447)
Distributions in excess
 of net realized gain
 from investment
 transactions............                                                             (92,105)
                             -----------       -----------      -----------       -----------
                                (486,939)         (828,329)        (709,123)       (1,433,797)
CAPITAL SHARE
 TRANSACTIONS............       (816,184)        4,257,599       (1,212,100)        3,633,230
                             -----------       -----------      -----------       -----------
Total Increase (Decrease)
 in Net Assets...........       (851,980)        3,382,686       (1,651,107)        2,072,078
NET ASSETS
Beginning of period......     13,638,155        10,255,469       17,751,918        15,679,840
                             -----------       -----------      -----------       -----------
End of period (including
 undistributed net
 investment income as set
 forth below)............    $12,786,175       $13,638,155      $16,100,811       $17,751,918
                             ===========       ===========      ===========       ===========
Undistributed Net
 Investment Income.......    $         0       $         0      $         0       $         0
                             ===========       ===========      ===========       ===========

EQUITRUST VARIABLE INSURANCE SERIES FUND

                                     MANAGED
                                    PORTFOLIO
                           ---------------------------
                            SIX MONTHS
                               ENDED       YEAR ENDED
                           JUNE 30, 2000  DECEMBER 31,
                            (UNAUDITED)       1999
                           -------------  ------------
OPERATIONS
Net investment income....   $ 1,189,069   $ 2,911,537
Net realized gain (loss)
 from investment
 transactions............    (5,075,703)     (627,679)
Change in unrealized
appreciation/depreciation
 of investments..........     6,479,339    (3,923,204)
                            -----------   -----------
Net Increase (Decrease)
 in Net Assets Resulting
 from Operations.........     2,592,705    (1,639,346)
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS FROM
Net investment income....    (2,911,537)   (2,634,990)
Net realized gain from
 investment
 transactions............
Distributions in excess
 of net realized gain
 from investment
 transactions............
                            -----------   -----------
                             (2,911,537)   (2,634,990)
CAPITAL SHARE
 TRANSACTIONS............    (6,194,847)   (4,330,475)
                            -----------   -----------
Total Increase (Decrease)
 in Net Assets...........    (6,513,679)   (8,604,811)
NET ASSETS
Beginning of period......    47,829,343    56,434,154
                            -----------   -----------
End of period (including
 undistributed net
 investment income as set
 forth below)............   $41,315,664   $47,829,343
                            ===========   ===========
Undistributed Net
 Investment Income.......   $ 1,189,069   $ 2,911,537
                            ===========   ===========

SEE ACCOMPANYING NOTES.

                                  MONEY MARKET                   BLUE CHIP
                                    PORTFOLIO                    PORTFOLIO
                           ---------------------------  ---------------------------
                            SIX MONTHS                   SIX MONTHS
                               ENDED       YEAR ENDED       ENDED       YEAR ENDED
                           JUNE 30, 2000  DECEMBER 31,  JUNE 30, 2000  DECEMBER 31,
                            (UNAUDITED)       1999       (UNAUDITED)       1999
                           -------------  ------------  -------------  ------------
OPERATIONS
Net investment income....   $  203,851     $  272,474    $   557,352   $ 1,070,657
Net realized gain (loss)
 from investment
 transactions............                                    573,926     1,153,608
Change in unrealized
appreciation/depreciation
 of investments..........                                 (3,036,556)   11,661,537
                            ----------     ----------    -----------   -----------
Net Increase (Decrease)
 in Net Assets Resulting
 from Operations.........      203,851        272,474     (1,905,278)   13,885,802
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS FROM
Net investment income....     (203,851)      (272,474)    (1,070,657)     (816,323)
Net realized gain from
 investment
 transactions............                                   (916,814)
Distributions in excess
 of net realized gain
 from investment
 transactions............
                            ----------     ----------    -----------   -----------
                              (203,851)      (272,474)    (1,987,471)     (816,323)
CAPITAL SHARE
 TRANSACTIONS............      630,793        567,273      8,730,786    12,929,326
                            ----------     ----------    -----------   -----------
Total Increase (Decrease)
 in Net Assets...........      630,793        567,273      4,838,037    25,998,805
NET ASSETS
Beginning of period......    6,609,447      6,042,174     86,848,880    60,850,075
                            ----------     ----------    -----------   -----------
End of period (including
 undistributed net
 investment income as set
 forth below)............   $7,240,240     $6,609,447    $91,686,917   $86,848,880
                            ==========     ==========    ===========   ===========
Undistributed Net
 Investment Income.......   $        0     $        0    $   557,352   $ 1,070,657
                            ==========     ==========    ===========   ===========

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
VALUE GROWTH PORTFOLIO
JUNE 30, 2000

(UNAUDITED)

                                             SHARES
                                              HELD          VALUE
                                          -------------  ------------
COMMON STOCKS (87.13%)
---------------------------
  APPAREL AND ACCESSORY STORES (0.56%)
  Wolverine World Wide, Inc.............      20,200     $   199,475
  BUSINESS SERVICES (1.97%)
  Computer Associates
   International, Inc...................       5,655         289,466
  Compuware Corp........................      16,050(1)      166,519
  Microsoft Corp........................       3,000(1)      240,000
                                                         -----------
                                                             695,985
  CHEMICALS AND ALLIED PRODUCTS (7.59%)
  Abbott Laboratories...................      14,250         635,016
  Dial Corp.............................      40,712         422,387
  Du Pont (E.I.) De Nemours.............       5,000         218,750
  Johnson & Johnson.....................       6,150         626,531
  RPM, Inc..............................      36,370         368,246
  Solutia, Inc..........................      29,800         409,750
                                                         -----------
                                                           2,680,680
  COMMUNICATIONS (5.83%)
  AT&T Corp.............................      10,000         316,250
  Centurytel, Inc.......................      14,200         408,250
  SBC Communications....................      15,000         648,750
  Worldcom, Inc.........................      15,000(1)      688,125
                                                         -----------
                                                           2,061,375
  DEPOSITORY INSTITUTIONS (3.10%)
  Associated Bank-Corp..................      10,070         219,652
  Bank of America.......................       6,175         265,525
  First Union Corp......................      11,850         294,028
  U.S. Bancorp..........................      16,400         315,700
                                                         -----------
                                                           1,094,905
  ELECTRIC, GAS AND SANITARY SERVICES (5.56%)
  Atmos Energy..........................      20,312         355,460
  Laclede Gas Co........................      17,415         335,239
  New Century Energies, Inc.............      13,100         393,000
  Nisource, Inc.........................      22,100         411,613
  Northwest Natural Gas Co..............      21,000         469,875
                                                         -----------
                                                           1,965,187
  ELECTRONIC AND OTHER ELECTRICAL EQUIPMENT (2.30%)
  Adaptec, Inc..........................       9,100(1)      207,025
  ECI Telecom, Ltd......................      10,000         357,500
  National Service Industries, Inc......      12,600         245,700
                                                         -----------
                                                             810,225

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
VALUE GROWTH PORTFOLIO (CONTINUED)

                                             SHARES
                                              HELD          VALUE
                                          -------------  ------------
  FABRICATED METAL PRODUCTS (1.82%)
  Crown Cork & Seal Co., Inc............       6,800     $   102,000
  Cooper Industries, Inc................       6,138         199,869
  United Dominion Industries, Ltd.......      20,096         341,632
                                                         -----------
                                                             643,501
  FOOD AND KINDRED PRODUCTS (5.29%)
  ConAgra, Inc..........................      18,636         355,249
  Dean Foods Co.........................      13,200         418,275
  Interstate Bakeries...................       5,000          70,000
  Philip Morris Companies, Inc..........      24,000         637,500
  Sara Lee Corp.........................      20,000         386,250
                                                         -----------
                                                           1,867,274
  FOOD STORES (7.72%)
  Albertson's, Inc......................       8,000         266,000
  Casey's General Stores, Inc...........     102,098       1,059,267
  7-Eleven, Inc.........................      74,080(1)    1,018,600
  Universal Foods Corp..................      20,805         384,893
                                                         -----------
                                                           2,728,760
  FURNITURE AND FIXTURES (1.09%)
  Newell Rubbermaid, Inc................      15,000         386,250
  GENERAL MERCHANDISE STORES (1.54%)
  Harcourt General, Inc.................      10,000         543,750
  HEALTH SERVICES (1.43%)
  Schering-Plough Corp..................      10,000         505,000
  HOLDING AND OTHER INVESTMENT OFFICES (2.94%)
  MBIA, Inc.............................      15,000         722,813
  Wintrust Financial Corp...............      20,550         317,241
                                                         -----------
                                                           1,040,054
  INDUSTRIAL MACHINERY AND EQUIPMENT (1.73%)
  Ingersoll-Rand Co.....................      10,000         402,500
  Solectron Corp........................       5,000(1)      209,375
                                                         -----------
                                                             611,875
  INSTRUMENTS AND RELATED PRODUCTS (2.54%)
  Becton Dickinson & Co.................      20,000         573,750
  Pall Corp.............................      17,450         322,825
                                                         -----------
                                                             896,575

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
VALUE GROWTH PORTFOLIO (CONTINUED)

                                             SHARES
                                              HELD          VALUE
                                          -------------  ------------
  INSURANCE CARRIERS (5.80%)
  Aetna, Inc............................       6,171     $   396,101
  Allstate Corp.........................      15,300         340,425
  Chubb Corp............................      10,000         615,000
  MONY Group, Inc.......................      15,000         507,187
  United Fire & Casualty Co.............      12,250         189,875
                                                         -----------
                                                           2,048,588
  METAL MINING (1.03%)
  Barrick Gold Corp.....................      20,000         363,750
  MISCELLANEOUS MANUFACTURING INDUSTRIES (1.39%)
  Emerson Electric......................       8,108         489,520
  NONDEPOSITORY INSTITUTIONS (2.49%)
  Federal Home Loan Mortgage Corp.......      12,500         506,250
  SLM Holding Corp......................      10,000         374,375
                                                         -----------
                                                             880,625
  OIL AND GAS EXTRACTION (2.79%)
  Burlington Resources, Inc.............      10,000         382,500
  Ocean Energy, Inc.....................      12,160         172,520
  Offshore Logistics....................      30,000(1)      431,250
                                                         -----------
                                                             986,270
  PAPER AND ALLIED PRODUCTS (1.00%)
  Glatfelter (P.H.) Co..................      34,505         351,519
  PERSONAL SERVICES (0.18%)
  Service Corporation International.....      20,000          63,750
  PETROLEUM AND COAL PRODUCTS (4.56%)
  Ashland Oil Co........................       5,000         175,312
  Chevron Corp..........................       5,000         424,062
  Conoco, Inc...........................      21,750         478,500
  Texaco, Inc...........................      10,000         532,500
                                                         -----------
                                                           1,610,374
  PRIMARY METAL INDUSTRIES (1.39%)
  Northwest Pipe Co.....................      41,400(1)      491,625
  PRINTING AND PUBLISHING (3.01%)
  Belo (A.H.) Corp......................      22,000         380,875
  Mail-Well, Inc........................      79,200(1)      683,100
                                                         -----------
                                                           1,063,975
  RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS (1.36%)
  Illinois Tool Works, Inc..............       8,400         478,800
  TRANSPORTATION -- BY AIR (1.08%)
  Petroleum Helicopters, Inc.
   (Non-Voting).........................      39,800         383,075

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
VALUE GROWTH PORTFOLIO (CONTINUED)

                                             SHARES
                                              HELD          VALUE
                                          -------------  ------------
  TRANSPORTATION EQUIPMENT (1.85%)
  ITT Industries, Inc...................      11,800     $   358,425
  United Technologies Corp..............       5,000         294,375
                                                         -----------
                                                             652,800
  TRANSPORTATION SERVICES (0.96%)
  GATX Corp.............................      10,000         340,000
  TRUCKING AND WAREHOUSING (1.89%)
  Heartland Express, Inc................      22,280(1)      371,797
  United Parcel Services, Class B.......       5,000         295,000
                                                         -----------
                                                             666,797
  WATER TRANSPORTATION (0.64%)
  American Water Works, Inc.............       9,000         225,000
  WHOLESALE TRADE -- NONDURABLE GOODS (2.70%)
  Cardinal Health, Inc..................      10,000         740,000
  Unilever NV...........................       5,000         215,000
                                                         -----------
                                                             955,000
                                                         -----------
Total Common Stocks.....................                  30,782,339
PREFERRED STOCKS (2.60%)
-----------------------------
  COMMUNICATIONS (0.14%)
  Cellnet Funding, LLC..................      28,500          49,162
  HOLDING AND OTHER INVESTMENT OFFICES (2.46%)
  General Growth Properties, Inc........      39,960         869,130
                                                         -----------
Total Preferred Stocks..................                     918,292

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
VALUE GROWTH PORTFOLIO (CONTINUED)

                                             SHARES
                                              HELD          VALUE
                                          -------------  ------------
SHORT-TERM INVESTMENTS (10.66%)
------------------------------------
  MONEY MARKET MUTUAL FUND (1.69%)
  Provident Institutional Funds, T-Fund
   Portfolio............................     597,680     $   597,680

                                            PRINCIPAL
                                             AMOUNT
                                          -------------
  COMMERCIAL PAPER (8.97%)
  General Electric Capital, 6.44%, due
   7/03/00..............................  $1,165,000       1,165,000
  Ford Motor Credit Corp., 6.82%, due
   7/05/00..............................     830,000         830,000
  Texaco, Inc., 6.73%, due 7/06/00......   1,175,000       1,175,000
                                                         -----------
  Total Commercial Paper................                   3,170,000
                                                         -----------
Total Short-Term Investments............                   3,767,680
                                                         -----------
Total Investments (100.39%).............                  35,468,311
OTHER ASSETS LESS LIABILITIES (-0.39%)
------------------------------------------
  Cash, receivables and prepaid expense,
   less liabilities.....................                    (137,899)
                                                         -----------
Total Net Assets (100.00%)..............                 $35,330,412
                                                         ===========

(1)  Non-income producing securities.

SEE ACCOMPANYING NOTES.

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
HIGH GRADE BOND PORTFOLIO
JUNE 30, 2000

(UNAUDITED)

                                           SHARES
                                            HELD        VALUE
                                          ---------  -----------
PREFERRED STOCKS (9.94%)
-----------------------------
  DEPOSITORY INSTITUTIONS (2.97%)
  Chase Capital V.......................    18,000   $   380,250
  ELECTRIC, GAS AND SANITARY SERVICES (5.77%)
  Virginia Electric & Power.............    32,000       738,000
  HOLDING AND OTHER INVESTMENT OFFICES (1.20%)
  New Plan Excel Realty Trust...........     4,000       153,000
                                                     -----------
Total Preferred Stocks..................               1,271,250

                                          PRINCIPAL
                                           AMOUNT
                                          ---------
CORPORATE BONDS (54.23%)
-----------------------------
  DEPOSITORY INSTITUTIONS (1.13%)
  J. P. Morgan & Co., 7.25%, due
   10/01/10.............................  $150,000       144,197
  ELECTRIC, GAS AND SANITARY SERVICES (5.47%)
  National Co-op Services Corp.
   (Arkansas Electric), 9.48%, due
   1/01/12..............................   336,000       352,749
  Oglethorpe Power (OPC Scherer),
   6.974%, due 6/30/11..................   368,000       347,050
                                                     -----------
                                                         699,799
  GENERAL MERCHANDISE STORES (1.92%)
  J.C. Penney & Co., 8.25%, due
   8/15/22..............................   300,000       245,736
  HOLDING AND OTHER INVESTMENT OFFICES (5.16%)
  Meditrust, 7.60%, due 9/13/05.........   150,000       102,611
  Security Capital Pacific, 7.20%, due
   3/01/13..............................   275,000       240,405
  Washington REIT, 6.898%, due
   2/15/18..............................   350,000       316,761
                                                     -----------
                                                         659,777
  INDUSTRIAL MACHINERY AND EQUIPMENT (3.92%)
  Thermo Fibertek, 4.50%, due 7/15/04...   600,000       501,750
  NONDEPOSITORY INSTITUTIONS (1.52%)
  Household Finance Co., 7.30%, due
   7/30/12..............................   200,000       194,262
  PETROLEUM AND COAL PRODUCTS (5.50%)
  Texaco Capital, Inc., 7.25%, due
   1/10/10..............................   700,000       702,884
  SECURITY AND COMMODITY BROKERS (5.03%)
  Goldman Sachs Group, Inc., 7.80%, due
   1/28/10..............................   650,000       643,585
  TEXTILE MILL PRODUCTS (1.98%)
  Unifi, 6.50%, due 2/01/08.............   280,000       252,750
  TOBACCO PRODUCTS (5.06%)
  UST, Inc., 7.25%, due 6/01/09.........   750,000       646,635
  TRANSPORTATION EQUIPMENT (1.31%)
  Ford Motor Credit Co., 9.215%, due
   9/15/21..............................   150,000       167,342

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
HIGH GRADE BOND PORTFOLIO (CONTINUED)

                                          PRINCIPAL
                                           AMOUNT       VALUE
                                          ---------  -----------
  TRANSPORTATION BY AIR (14.51%)
  Continental Airlines, 6.545%, due
   8/02/20..............................  $486,944   $   431,652
  Northwest Airlines, 7.575%, due
   9/01/20..............................   795,873       757,448
  US Air, Inc., 8.36%, due 1/20/19......   700,000       666,722
                                                     -----------
                                                       1,855,822
  TRUCKING AND WAREHOUSING (1.72%)
  Federal Express, 7.50%, due 1/15/18...   223,308       219,632
                                                     -----------
Total Corporate Bonds...................               6,934,171
MORTGAGE-BACKED SECURITIES (23.77%)
------------------------------------------
  FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)
   (0.12%)
  Pool # 50276, 9.50%, due 2/01/20......    14,416        14,920
  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)
   (23.65%)
  Pool # 1512, 7.50%, due 12/20/23......   230,081       227,851
  Pool # 22630, 6.50%, due 8/01/28......   446,622       422,196
  Pool # 2631, 7.00%, due 8/01/28.......   643,554       623,443
  Pool # 2658, 6.50%, due 10/01/28......   806,779       762,406
  Pool # 2701, 6.50%, due 1/20/29.......   924,126       873,299
  Pool # 236070, 10.00%, due 10/15/12...    77,654        81,731
  Pool # 276337, 10.00%, due 8/15/19....    31,496        33,298
                                                     -----------
                                                       3,024,224
                                                     -----------
Total Mortgage-Backed Securities........               3,039,144
UNITED STATES TREASURY OBLIGATION (3.24%)
------------------------------------------------
  U.S. Treasury Note, 7.25%, due
   8/15/04..............................   400,000       413,652
SHORT-TERM INVESTMENTS (7.64%)
-----------------------------------
  UNITED STATES GOVERNMENT AGENCIES (7.41%)
  Federal Home Loan Mortgage Corp., due
   7/05/00..............................   300,000       349,753
  Federal Home Loan Bank, due 7/14/00...   350,000       299,308
  Federal Home Loan Bank, due 7/31/00...   300,000       298,394
                                                     -----------
                                                         947,455

                                           SHARES
                                            HELD
                                          --------
  MONEY MARKET MUTUAL FUND (0.23%)
  Provident Institutional Funds, T-Fund
   Portfolio ...........................    29,601      29,601
                                                    ----------
Total Short-Term Investments............               977,056
                                                    ----------
Total Investments (98.82%)..............            12,635,273
OTHER ASSETS LESS LIABILITIES (1.18%)
-----------------------------------------
  Cash, receivables and prepaid expense,
   less liabilities.....................               150,902
                                                    ----------
Total Net Assets (100.00%)..............            $12,786,175
                                                    ==========

SEE ACCOMPANYING NOTES.

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
HIGH YIELD BOND PORTFOLIO
JUNE 30, 2000

(UNAUDITED)

                                            SHARES
                                             HELD        VALUE
                                          ----------  -----------
COMMON STOCKS (0.37%)
--------------------------
  FOOD STORES
  Penn Traffic Co.......................       9,092(1) $    60,235
PREFERRED STOCKS (6.46%)
-----------------------------
  HOLDING AND OTHER INVESTMENT OFFICES (1.66%)
  New Plan Excel Realty Trust...........       7,000      267,750
  METAL MINING (4.80%)
  Cameco Corp...........................      36,000      771,750
                                                      -----------
Total Preferred Stocks..................                1,039,500

                                          PRINCIPAL
                                            AMOUNT
                                          ----------
CORPORATE BONDS (86.64%)
-----------------------------
  AMUSEMENT AND RECREATION SERVICES (0.46%)
  AMF Bowling Worldwide, Inc., 10.875%,
   due 3/15/06..........................  $  240,000       73,200
  APPAREL AND OTHER TEXTILE PRODUCTS (1.21%)
  Dan River, Inc., 10.125%, due
   12/15/03.............................     200,000      195,000
  AUTO REPAIR, SERVICES AND PARKING (2.80%)
  Budget Group, Inc., 9.125%, due
   4/01/06..............................     700,000      451,500
  BUSINESS SERVICES (3.61%)
  Cendant Corporation, 7.75%, due
   12/01/03.............................     600,000      581,808
  CHEMICALS AND ALLIED PRODUCTS (6.76%)
  Lyondell Chemical Co., 9.625%, due
   5/01/07..............................     900,000      895,500
  Terra Industries, Inc., 10.50%, due
   6/15/05..............................     300,000      193,500
                                                      -----------
                                                        1,089,000
  COMMUNICATIONS (5.68%)
  Savoy Pictures, 7.00%, due 7/01/03....     450,000      438,750
  Telephone & Data Systems, Inc., 7.00%,
   due 8/01/06..........................     500,000      476,290
                                                      -----------
                                                          915,040
  DEPOSITORY INSTITUTIONS (1.55%)
  First Bank N.A., 6.25%, due 8/15/05...     250,000      249,937
  ELECTRIC, GAS AND SANITARY SERVICES (12.13%)
  Allied Waste North America, 10.00%,
   due 8/01/09..........................     800,000      672,000
  ESI Tractebel, 7.99%, due 12/30/11....     340,000      301,656
  Gulf States Utilities, 8.94%, due
   1/01/22..............................     700,000      695,464
  Waterford 3 Nuclear Power Plant,
   8.09%, due 1/02/17...................     297,892      284,502
                                                      -----------
                                                        1,953,622
  ELECTRONIC AND OTHER ELECTRIC EQUIPMENT (1.54%)
  Advanced Micro Devices, Inc., 11.00%,
   due 8/01/03..........................     240,000      248,400

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
HIGH YIELD BOND PORTFOLIO (CONTINUED)

                                          PRINCIPAL
                                            AMOUNT       VALUE
                                          ----------  -----------
  FOOD STORES (0.23%)
  Penn Traffic Co., 11.00%, due
   6/29/09..............................  $   47,850  $    37,084
  GENERAL MERCHANDISE STORES (1.53%)
  J.C. Penney & Co., 8.25%, due
   8/15/22..............................     300,000      245,736
  HEALTH SERVICES (2.87%)
  Tenet Healthcare, 7.625%, due
   6/01/08..............................     500,000      461,250
  HOLDING AND OTHER INVESTMENT OFFICES (10.09%)
  Bradley Operating LP, 7.20%, due
   1/15/08..............................     450,000      350,141
  Federal Realty Investment Trust,
   7.48%, due 8/15/26...................     600,000      566,017
  Price Development Company, 7.29%, due
   3/11/08..............................     450,000      413,046
  SUSA Partnership LP, 8.20%, due
   6/01/17..............................     325,000      296,039
                                                      -----------
                                                        1,625,243
  INDUSTRIAL MACHINERY AND EQUIPMENT (5.19%)
  AGCO Corp., 8.50%, due 3/15/06........     900,000      834,750
  INSTRUMENTS AND RELATED PRODUCTS (5.16%)
  Thermo Electron Corp., 4.25%, due
   1/01/03..............................     900,000      831,330
  LUMBER AND WOOD PRODUCTS (2.42%)
  Georgia-Pacific Corp., 9.875%, due
   11/01/21.............................     225,000      238,376
  Georgia-Pacific Corp., 9.125%, due
   7/01/22..............................     150,000      150,933
                                                      -----------
                                                          389,309
  METAL MINING (2.51%)
  Inco, Ltd., 9.875%, due 6/15/19.......     401,000      404,204
  NONDEPOSITORY INSTITUTIONS (0.86%)
  Macsaver Financial, 7.40%, due
   2/15/02..............................     200,000      138,000
  OIL AND GAS EXTRACTION (7.97%)
  Occidental Petroleum Co., 7.375%, due
   11/15/08.............................     400,000      385,984
  Pool Energy Services, 8.625%, due
   4/01/08..............................     900,000      897,750
                                                      -----------
                                                        1,283,734
  PAPER AND ALLIED PRODUCTS (1.25%)
  Container Corp. of America, 9.75%, due
   4/01/03..............................     200,000      201,000
  REAL ESTATE (3.73%)
  United Dominion Realty Trust, 8.125%,
   due 11/15/00.........................     600,000      599,706
  TRANSPORTATION SERVICES (2.22%)
  Federal Mogul Co., 7.75%, due
   7/01/06..............................     500,000      357,500
  WATER TRANSPORTATION (4.87%)
  Windsor Petroleum Transport, 7.84%,
   due 1/15/21..........................   1,000,000      783,750
                                                      -----------
Total Corporate Bonds...................               13,950,103

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
HIGH YIELD BOND PORTFOLIO (CONTINUED)

                                          PRINCIPAL
                                            AMOUNT       VALUE
                                          ----------  -----------
SHORT-TERM INVESTMENTS (4.93%)
-----------------------------------
  UNITED STATES GOVERNMENT AGENCIES (3.10%)
  Federal Home Loan Mortgage Corp., due
   7/05/00..............................  $  500,000  $   499,647

                                            SHARES
                                             HELD
                                          ----------
  MONEY MARKET MUTUAL FUND (1.83%)
  Provident Institutional Funds, T-Fund
   Portfolio............................     294,176      294,176
                                                      -----------
Total Short-Term Investments............                  793,823
                                                      -----------
Total Investments (98.40%)..............               15,843,661
OTHER ASSETS LESS LIABILITIES (1.60%)
-----------------------------------------
  Cash, receivables and prepaid expense
   less liabilities.....................                  257,150
                                                      -----------
Total Net Assets (100.00%)..............              $16,100,811
                                                      ===========

(1)  Non-income producing securities.

SEE ACCOMPANYING NOTES.

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
MANAGED PORTFOLIO
JUNE 30, 2000

(UNAUDITED)

                                             SHARES
                                              HELD            VALUE
                                          ------------     -----------
COMMON STOCKS (53.34%)
---------------------------
  BUSINESS SERVICES (0.86%)
  Computer Associates
   International, Inc...................        3,500      $   179,156
  Compuware Corp........................       17,000(1)       176,375
                                                           -----------
                                                               355,531
  CHEMICALS AND ALLIED PRODUCTS (5.04%)
  Dial Corp.............................       47,420          491,983
  Johnson & Johnson.....................        6,000          611,250
  RPM, Inc..............................       50,000          506,250
  Solutia, Inc..........................       34,500          474,375
                                                           -----------
                                                             2,083,858
  COMMUNICATIONS (3.24%)
  AT&T Corp.............................       12,150          384,244
  Centurytel, Inc.......................       17,040          489,900
  Worldcom, Inc.........................       10,100(1)       463,337
                                                           -----------
                                                             1,337,481
  DEPOSITORY INSTITUTIONS (4.61%)
  Associated Banc-Corp..................       17,694          385,950
  Bank of America.......................        6,175          265,525
  First Union Corp......................       20,500          508,656
  US Bancorp............................       38,800          746,900
                                                           -----------
                                                             1,907,031
  ELECTRIC, GAS AND SANITARY SERVICES (8.97%)
  Atmos Energy Corp.....................       50,102          876,785
  Laclede Gas Co........................       41,057          790,347
  New Century Energies, Inc.............       31,800          954,000
  Northwest Natural Gas Co..............       48,600        1,087,425
                                                           -----------
                                                             3,708,557
  ELECTRONIC AND OTHER ELECTRIC EQUIPMENT (0.67%)
  National Service Industries...........       14,250          277,875
  FABRICATED METAL PRODUCTS (2.31%)
  Cooper Industries.....................       10,771          350,731
  Crown Cork & Seal Co., Inc............       13,600          204,000
  United Dominion Industries, Inc.......       23,474          399,058
                                                           -----------
                                                               953,789

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
MANAGED PORTFOLIO (CONTINUED)

                                             SHARES
                                              HELD            VALUE
                                          ------------     -----------
  FOOD AND KINDRED PRODUCTS (4.94%)
  ConAgra, Inc..........................       23,520      $   448,350
  Dean Foods Co.........................       15,840          501,930
  Philip Morris Companies, Inc..........       33,800          897,812
  Sara Lee Corp.........................       10,000          193,125
                                                           -----------
                                                             2,041,217
  FOOD STORES (2.15%)
  7-Eleven, Inc.........................       30,240(1)       415,800
  Universal Foods Corp..................       25,465          471,103
                                                           -----------
                                                               886,903
  FURNITURE AND FIXTURES (0.98%)
  Newell Rubbermaid, Inc................       15,700          404,275
  HOLDING AND OTHER INVESTMENT OFFICES (1.02%)
  MBIA, Inc.............................        8,721          420,243
  INSTRUMENTS AND RELATED PRODUCTS (2.53%)
  Becton Dickinson & Co.................       23,500          674,156
  Pall Corp.............................       20,150          372,775
                                                           -----------
                                                             1,046,931
  INSURANCE CARRIERS (2.03%)
  Aetna, Inc............................        7,174          460,481
  Allstate Corp.........................       17,100          380,475
                                                           -----------
                                                               840,956
  METAL MINING (1.06%)
  Barrick Gold Corp.....................       24,000          436,500
  MISCELLANEOUS MANUFACTURING INDUSTRIES (1.48%)
  Emerson Electric......................       10,101          609,848
  OIL AND GAS EXTRACTION (2.67%)
  Ocean Energy, Inc.....................       14,136(1)       200,554
  Offshore Logistics....................       62,700(1)       901,313
                                                           -----------
                                                             1,101,867
  PAPER AND ALLIED PRODUCTS (1.46%)
  Glatfelter (P.H.) Co..................       59,035          601,419
  PETROLEUM AND COAL PRODUCTS (3.28%)
  Conoco, Inc...........................       25,300          556,600
  Texaco, Inc...........................       15,000          798,750
                                                           -----------
                                                             1,355,350
  PRINTING AND PUBLISHING (1.41%)
  Belo (A.H.) Corp......................       33,600          581,700
  TRANSPORTATION EQUIPMENT (1.02%)
  ITT Industries, Inc...................       13,900          422,213

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
MANAGED PORTFOLIO (CONTINUED)

                                             SHARES
                                              HELD            VALUE
                                          ------------     -----------
  WHOLESALE TRADE -- NONDURABLE GOODS (1.61%)
  Cardinal Health, Inc..................        9,000      $   666,000
                                                           -----------
Total Common Stocks.....................                    22,039,544
PREFERRED STOCKS (31.89%)
------------------------------
  COMMUNICATIONS (0.02%)
  Cellnet Funding, LLC..................        5,000            8,625
  DEPOSITORY INSTITUTIONS (2.47%)
  Taylor Capital Group, Inc.............       58,000        1,018,625
  ELECTRIC, GAS AND SANITARY SERVICES (4.20%)
  Nisource, Inc.........................       28,000        1,107,750
  Virginia Electric & Power.............       27,100          624,994
                                                           -----------
                                                             1,732,744
  HEALTH SERVICES (1.26%)
  McKesson Financing Trust..............       14,700          521,850
  HOLDING AND OTHER INVESTMENT OFFICES (4.00%)
  General Growth Properties, Inc........       76,000        1,653,000
  OIL AND GAS EXTRACTION (6.18%)
  EVI, Inc..............................       34,300        1,586,375
  El Paso Energy Capital Trust, Inc.....       15,000          965,625
                                                           -----------
                                                             2,552,000
  PETROLEUM AND COAL PRODUCTS (5.45%)
  Canadian Occidental Petroleum.........       56,000        1,281,000
  Tosco Financial Trust.................       20,000          972,500
                                                           -----------
                                                             2,253,500
  PIPELINES EXCEPT NATURAL GAS (2.03%)
  Enron Capital.........................       37,200          839,325
  TRANSPORTATION EQUIPMENT (1.42%)
  Fleetwood Capital Trust...............       20,000          587,500
  WHOLESALE TRADE -- NONDURABLE GOODS (4.86%)
  Howell Corp...........................       30,000        1,091,250
  Suiza Capital Trust II................       24,000          915,000
                                                           -----------
                                                             2,006,250
                                                           -----------
Total Preferred Stocks..................                    13,173,419

                                           PRINCIPAL
                                             AMOUNT
                                          ------------
CORPORATE BONDS (4.26%)
----------------------------
  ELECTRIC, GAS AND SANITARY SERVICES (0.21%)
  National Co-op Services Corp.
   (Arkansas Electric), 9.48%,
   due 1/01/12..........................   $   82,000           86,088

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
MANAGED PORTFOLIO (CONTINUED)

                                           PRINCIPAL
                                             AMOUNT           VALUE
                                          ------------     -----------
  METAL MINING (2.76%)
  Teck Corp., 3.75%, due 7/15/06........   $1,500,000      $ 1,140,000
  OIL AND GAS EXTRACTION (1.29%)
  Diamond Offshore Drilling, 3.75%, due
   2/15/07..............................      500,000          533,045
                                                           -----------
Total Corporate Bonds...................                     1,759,133

                                             SHARES
                                              HELD
                                          ------------
SHORT-TERM INVESTMENTS (10.34%)
------------------------------------
  MONEY MARKET MUTUAL FUND (0.77%)
  Provident Institutional Funds, T-Fund
   Portfolio............................      316,422          316,422

                                           PRINCIPAL
                                             AMOUNT
                                          ------------
  COMMERCIAL PAPER (9.57%)
  General Electric Capital, 6.44%, due
   7/03/00..............................   $  750,000          750,000
  Ford Motor Credit Corp., 6.82%, due
   7/05/00..............................    1,280,000        1,280,000
  Texaco, Inc., 6.73%, due 7/06/00......    1,925,000        1,925,000
                                                           -----------
  Total Commercial Paper................                     3,955,000
                                                           -----------
Total Short-Term Investments............                     4,271,422
                                                           -----------
Total Investments (99.83%)..............                    41,243,518
OTHER ASSETS LESS LIABILITIES (0.17%)
-----------------------------------------
  Cash, receivables and prepaid expense,
   less liabilities.....................                        72,146
                                                           -----------
Total Net Assets (100.00%)..............                   $41,315,664
                                                           ===========

(1)  Non-income producing securities.

SEE ACCOMPANYING NOTES.

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
MONEY MARKET PORTFOLIO
JUNE 30, 2000

(UNAUDITED)

                                     ANNUALIZED
                                      YIELD ON
                                      PURCHASE   PRINCIPAL
                                        DATE      AMOUNT      VALUE
                                     ----------  ---------  ----------
SHORT-TERM INVESTMENTS (98.16%)
------------------------------------
  COMMERCIAL PAPER (21.68%)
    NONDEPOSITORY INSTITUTIONS
    American General Finance,
     6.48%, due 7/06/00............      6.477%  $300,000   $  300,000
    Ford Motor Credit Corp., 6.58%,
     due 7/19/00...................      6.578    295,000      295,000
    General Electric Capital,
     6.48%, due 7/03/00............      6.481    280,000      280,000
    Norwest Financial Corporation,
     6.57%, due 7/12/00............      6.574    340,000      340,000
    Texaco, Inc., 6.53%, due
     7/10/00.......................      6.531    355,000      355,000
                                                            ----------
  Total Commercial Paper...........                          1,570,000
  UNITED STATES GOVERNMENT AGENCIES (76.48%)
    Federal Farm Credit Bank, due
     7/11/00.......................      6.431    400,000      399,296
    Federal Home Loan Bank, due
     7/07/00.......................      6.467    235,000      234,751
    Federal Home Loan Bank, due
     7/14/00.......................      6.493    380,000      379,123
    Federal Home Loan Bank, due
     7/21/00.......................      6.475    400,000      398,586
    Federal Home Loan Bank, due
     7/24/00.......................      6.478    360,000      358,536
    Federal Home Loan Bank, due
     7/26/00.......................      6.537    225,000      223,997
    Federal Home Loan Bank, due
     7/28/00.......................      6.573    285,000      283,621
    Federal Home Loan Bank, due
     7/31/00.......................      6.548    500,000      497,324
    Federal Home Loan Mortgage
     Corp., due 7/05/00............      6.451    375,000      374,735
    Federal Home Loan Mortgage
     Corp., due 7/13/00............      6.495    405,000      404,137
    Federal Home Loan Mortgage
     Corp., due 7/18/00............      6.501    405,000      403,778
    Federal Home Loan Mortgage
     Corp., due 7/27/00............      6.511    350,000      348,384
    Federal National Mortgage
     Assoc., due 7/17/00...........      6.461    535,000      533,489
    Federal National Mortgage
     Assoc., due 7/20/00...........      6.494    400,000      398,652
    Federal National Mortgage
     Assoc., due 7/25/00...........      6.518    300,000      298,720
                                                            ----------
  Total United States Government
   Agencies........................                          5,537,129
                                                            ----------
Total Short-Term Investments.......                          7,107,129
OTHER ASSETS LESS LIABILITIES (1.84%)
-----------------------------------------
  Cash, receivables and prepaid
   expense, less liabilities.......                            133,111
                                                            ----------
Total Net Assets (100.00%).........                         $7,240,240
                                                            ==========

SEE ACCOMPANYING NOTES.

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
BLUE CHIP PORTFOLIO
JUNE 30, 2000

(UNAUDITED)

                                              SHARES
                                               HELD          VALUE
                                            ----------    -----------
COMMON STOCKS (91.16%)
---------------------------
  BUSINESS SERVICES (2.61%)
  America Online, Inc...................        20,013(1) $ 1,055,686
  Microsoft Corp........................        16,761(1)   1,340,880
                                                          -----------
                                                            2,396,566
  CHEMICALS AND ALLIED PRODUCTS (11.70%)
  Bristol-Myers Squibb Co...............        30,491      1,776,101
  DuPont (EI) de Nemours & Co...........        22,000        962,500
  Johnson & Johnson.....................        19,699      2,006,836
  Lilly & Company.......................        14,887      1,486,839
  Merck & Co., Inc......................        25,554      1,958,075
  Pfizer, Inc...........................        31,592      1,516,416
  Procter & Gamble Co...................        17,906      1,025,118
                                                          -----------
                                                           10,731,885
  COMMUNICATIONS (8.92%)
  AT&T Corp.............................        33,568      1,061,588
  Bell Atlantic Corp....................        28,197      1,432,760
  SBC Communications, Inc...............        29,774      1,287,725
  Viacom, Inc. -- Class B...............        46,732(1)   3,186,538
  Worldcom, Inc.........................        26,347(1)   1,208,669
                                                          -----------
                                                            8,177,280
  DEPOSITORY INSTITUTIONS (2.29%)
  BankAmerica Corp......................        19,618        843,574
  J. P. Morgan & Co.....................        11,366      1,251,681
                                                          -----------
                                                            2,095,255
  EATING AND DRINKING PLACES (1.60%)
  McDonald's Corp.......................        44,537      1,466,937
  ELECTRONIC AND OTHER ELECTRIC EQUIPMENT (10.94%)
  General Electric Co...................        56,166      2,976,798
  Intel Corporation.....................        18,722      2,502,897
  Lucent Technologies, Inc..............        41,159      2,438,671
  Motorola, Inc.........................        25,221        732,985
  Texas Instruments.....................        20,124      1,382,267
                                                          -----------
                                                           10,033,618
  FOOD AND KINDRED PRODUCTS (4.21%)
  Coca-Cola Co. (The)...................        22,707      1,304,233
  PepsiCo, Inc..........................        36,906      1,640,010
  Philip Morris Companies, Inc..........        34,408        913,963
                                                          -----------
                                                            3,858,206
  GENERAL MERCHANDISE STORES (3.55%)
  Wal-Mart Stores, Inc..................        56,466      3,253,853

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
BLUE CHIP PORTFOLIO (CONTINUED)

                                              SHARES
                                               HELD          VALUE
                                            ----------    -----------
  INDUSTRIAL MACHINERY AND EQUIPMENT (16.54%)
  Caterpillar, Inc......................        27,683    $   937,762
  Cisco Systems, Inc....................        51,136(1)   3,250,332
  Dell Computer Corp....................        30,200(1)   1,489,237
  EMC Corp..............................        22,102(1)   1,700,473
  Hewlett-Packard Co....................        15,678      1,957,790
  International Business Machines
   Corp.................................        24,268      2,658,863
  Oracle Corp...........................        21,684(1)   1,822,811
  Sun Microsystems, Inc.................        14,809(1)   1,346,693
                                                          -----------
                                                           15,163,961
  INSTRUMENTS AND RELATED PRODUCTS (1.62%)
  Agilent Technologies, Inc.............         5,979(1)     440,951
  Eastman Kodak Co......................        17,483      1,040,238
                                                          -----------
                                                            1,481,189
  INSURANCE CARRIERS (3.01%)
  American International Group, Inc.....        23,481      2,759,017
  LUMBER AND WOOD PRODUCTS (1.13%)
  Home Depot, Inc.......................        20,803      1,038,850
  MOTION PICTURES (1.87%)
  Disney (Walt) Co......................        44,219      1,716,250
  NONDEPOSITORY INSTITUTIONS (2.20%)
  Citigroup, Inc........................        33,490      2,017,773
  PAPER AND ALLIED PRODUCTS (2.19%)
  International Paper Co................        26,609        793,281
  Minnesota Mining & Manufacturing
   Co...................................        14,716      1,214,070
                                                          -----------
                                                            2,007,351
  PETROLEUM AND COAL PRODUCTS (3.49%)
  Exxon Mobil Corporation...............        40,717      3,196,285
  PRIMARY METAL INDUSTRIES (2.03%)
  ALCOA, Inc............................        64,332      1,865,628
  PRINTING AND PUBLISHING (1.17%)
  Time Warner, Inc......................        14,059      1,068,484
  SECURITY AND COMMODITY BROKERS (2.71%)
  American Express Co...................        47,700      2,486,363
  TRANSPORTATION EQUIPMENT (7.33%)
  Boeing Co. (The)......................        27,989      1,170,290
  Ford Motor Co.........................        30,973      1,331,839
  General Motors Corp...................        21,690      1,259,376
  Honeywell International, Inc..........        32,913      1,108,757
  United Technologies Corp..............        31,399      1,848,616
                                                          -----------
                                                            6,718,878

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
BLUE CHIP PORTFOLIO (CONTINUED)

                                              SHARES
                                               HELD          VALUE
                                            ----------    -----------
  WHOLESALE -- DURABLE GOODS (0.05%)
  Visteon Corp..........................         4,055(1) $    49,172
                                                          -----------
Total Common Stocks.....................                   83,582,801
SHORT-TERM INVESTMENTS (9.00%)
-----------------------------------
  MONEY MARKET MUTUAL FUND (0.45%)
  Provident Institutional Funds, T-Fund
   Portfolio............................       411,761        411,761

                                            PRINCIPAL
                                              AMOUNT
                                            ----------
  UNITED STATES GOVERNMENT AGENCIES (8.55%)
  Federal Home Loan Bank, due 7/14/00...    $4,615,000      4,604,356
  Federal Home Loan Bank, due 7/26/00...     1,250,000      1,244,428
  Federal Home Loan Bank, due 7/28/00...     1,000,000        995,162
  Federal Home Loan Mortgage Corp., due
   7/05/00..............................     1,000,000        999,294
                                                          -----------
                                                            7,843,240
                                                          -----------
Total Short-Term Investments............                    8,255,001
                                                          -----------
Total Investments (100.16%).............                   91,837,802
OTHER ASSETS LESS LIABILITIES (-0.16%)
------------------------------------------
  Cash, receivables and prepaid expense,
   less liabilities.....................                     (150,885)
                                                          -----------
Total Net Assets (100.00%)..............                  $91,686,917
                                                          ===========

(1)  Non-income producing securities.

SEE ACCOMPANYING NOTES.

EQUITRUST VARIABLE INSURANCE SERIES FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2000
(UNAUDITED)

1.  SIGNIFICANT ACCOUNTING POLICIES

    EquiTrust Variable Insurance Series Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a no-load, open-end diversified management investment company and operates in the mutual fund industry. The Fund currently consists of six portfolios (known as the Value Growth, High Grade Bond, High Yield Bond, Managed, Money Market and Blue Chip Portfolios). Shares of the Fund are sold only to certain life insurance companies' separate accounts to fund the benefits under variable insurance contracts issued by such life insurance companies, including Farm Bureau Life Insurance Company (see NOTE 3).

    All portfolios, other than the Money Market Portfolio, value their common stocks, preferred stocks, corporate bonds, United States Treasury obligations and mortgage-backed securities that are traded on any national exchange at the last sale price on the day of valuation or, lacking any sales, at the mean between the closing bid and asked prices. If the mean is not available, exchange traded securities are valued using the prior day's closing prices. Investments traded in the over-the-counter market are valued at the mean between the bid and asked prices or yield equivalent as obtained from one or more dealers that make markets in the securities. Investments for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund's Board of Trustees. Short-term investments (including repurchase agreements) are valued at market value, except that obligations maturing in 60 days or less are valued using the amortized cost method of valuation described below.

    The Money Market Portfolio values investments at amortized cost, which approximates market value. Under the amortized cost method, a security is valued at its cost on the date of purchase and thereafter is adjusted to reflect a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the investment to the portfolio.

    The value of the underlying securities serving to collateralize repurchase agreements is marked to market daily. Should the value of the underlying securities decline, the seller would be required to provide the applicable portfolio with additional securities, so that the aggregate value of the underlying securities was at least equal to the repurchase price. If a seller of a repurchase agreement were to default, the affected portfolio might experience losses in enforcing its rights. To minimize this risk, the investment adviser (under the supervision of the Board of Trustees) will monitor the creditworthiness of the seller of the repurchase agreement and must find such creditworthiness satisfactory before a portfolio may enter into the repurchase agreement.

    The Fund records investment transactions generally one day after the trade date. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation on investments. Dividend income is recorded on the ex-dividend date and interest is recognized on an accrual basis. Discounts and premiums on investments purchased are amortized over the life of the respective investments.

    Dividends and distributions to shareholders are recorded on the record date.

    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

EQUITRUST VARIABLE INSURANCE SERIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2.  FEDERAL INCOME TAXES

    No provision for federal income taxes is considered necessary because the Fund is qualified as a "regulated investment company" under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders. The cost of investments is the same for both federal income tax and financial reporting purposes.

    At June 30, 2000, the Portfolios had approximate net capital loss carryforwards as follows:

                                           -----------------------------------------------
                                              VALUE     HIGH GRADE  HIGH YIELD
NET CAPITAL LOSS CARRYFORWARDS EXPIRE IN:    GROWTH        BOND        BOND      MANAGED
-----------------------------------------  -----------  ----------  ----------  ----------
2006...............................        $10,702,000                          $3,188,000
2007...............................                                  $104,000      691,000
2008...............................          3,690,000   $16,000       35,000    5,433,000
                                           -----------   -------     --------   ----------
                                           $14,392,000   $16,000     $139,000   $9,312,000
                                           ===========   =======     ========   ==========

3.  MANAGEMENT CONTRACT AND TRANSACTIONS WITH AFFILIATES

    The Fund has entered into agreements with EquiTrust Investment Management Services, Inc. ("EquiTrust Investment") relating to the management of the portfolios and the investment of its assets. Pursuant to these agreements, fees paid to EquiTrust Investment are as follows: (1) annual investment advisory and management fees, which are based on each portfolio's daily net assets as follows: Value Growth Portfolio -- 0.45%; High Grade Bond Portfolio -- 0.30%; High Yield Bond Portfolio -- 0.45%; Managed Portfolio -- 0.45%; Money Market Portfolio -- 0.25% ; and Blue Chip Portfolio -- 0.20%, and (2) accounting fees, which are based on each portfolio's daily net assets at an annual rate of 0.05%, with a maximum per portfolio annual expense of $30,000.

    The Fund has entered into an agreement with EquiTrust Investment whereby EquiTrust Investment also serves as the principal underwriter and distributor of the Fund's shares and as the Fund's shareholder service, transfer and dividend disbursing agent. There are no additional fees associated with these services.

    EquiTrust Investment has agreed to reimburse the portfolios annually for total expenses, excluding brokerage, interest, taxes and extraordinary expenses in excess of 1.50% of each portfolio's average daily net assets. The amount reimbursed, however, shall not exceed the amount of the investment advisory and management fee paid by the portfolio for such period. During the period ended June 30, 2000, EquiTrust Investment further agreed to reimburse any portfolio, to the extent that annual operating expenses, including the investment advisory fee, exceed 0.65%. For the period ended June 30, 2000, the Fund's net expenses did not exceed the reimbursement thresholds and accordingly, no expenses were reimbursed by EquiTrust Investment.

EQUITRUST VARIABLE INSURANCE SERIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3.  MANAGEMENT CONTRACT AND TRANSACTIONS WITH AFFILIATES (CONTINUED)
    Certain officers and trustees of the Fund are also officers of EquiTrust Investment and its affiliate, Farm Bureau Life Insurance Company and other affiliated entities. At June 30, 2000, the total number of the shares of each portfolio owned by Farm Bureau Life Insurance Company, EquiTrust Life Insurance Company (an affiliate), and related separate accounts are as follows:

PORTFOLIO                                             SHARES
---------                                           ----------
Value Growth......................................   4,070,305
High Grade Bond...................................   1,345,106
High Yield Bond...................................   1,771,732
Managed...........................................   3,930,246
Money Market......................................   7,240,240
Blue Chip.........................................   2,181,699

4.  EXPENSE OFFSET ARRANGEMENTS

    The Fund and other mutual funds managed by EquiTrust Investment have an agreement with the custodian bank to indirectly pay a portion of the custodian's fees through credits earned by the Funds' cash on deposit with the bank. This deposit agreement is an alternative to overnight investments.

5.  CAPITAL SHARE TRANSACTIONS

    The Fund has an unlimited number of shares of beneficial interest authorized with no par value. Net assets as of June 30, 2000, consisted of:

                                                            PORTFOLIO
                           ---------------------------------------------------------------------------
                              VALUE     HIGH GRADE   HIGH YIELD                  MONEY        BLUE
                             GROWTH        BOND         BOND        MANAGED      MARKET       CHIP
                           -----------  -----------  -----------  -----------  ----------  -----------
Paid-in capital..........  $51,880,028  $13,427,451  $17,836,029  $49,673,667  $7,240,240  $66,859,680
Accumulated undistributed
 net investment income...      426,314                              1,189,069                  557,352
Accumulated undistributed
 net realized gain (loss)
 from investment
 transactions............  (14,391,452)     (16,416)    (139,205)  (9,311,364)                 573,926
Net unrealized
 appreciation
 (depreciation) of
 investments.............   (2,584,478)    (624,860)  (1,596,013)    (235,708)              23,695,959
                           -----------  -----------  -----------  -----------  ----------  -----------
Net Assets...............  $35,330,412  $12,786,175  $16,100,811  $41,315,664  $7,240,240  $91,686,917
                           ===========  ===========  ===========  ===========  ==========  ===========

EQUITRUST VARIABLE INSURANCE SERIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5.  CAPITAL SHARE TRANSACTIONS (CONTINUED)
    Transactions in shares of beneficial interest for each portfolio were as follows:

                                                     SHARES ISSUED IN
                                                      REINVESTMENT OF
                                                       DIVIDENDS AND                                   NET INCREASE
                                 SHARES SOLD           DISTRIBUTIONS         SHARES REDEEMED            (DECREASE)
                           -----------------------  -------------------  -----------------------  ----------------------
PORTFOLIO                    SHARES      AMOUNT     SHARES     AMOUNT      SHARES      AMOUNT      SHARES      AMOUNT
---------                  ----------  -----------  -------  ----------  ----------  -----------  ---------  -----------
Period ended June 30, 2000:
Value Growth.............      80,615  $   688,556  102,800  $  855,293     811,809  $ 6,813,381   (628,394) $(5,269,532)
High Grade Bond..........     137,054    1,299,089   39,626     393,492     262,953    2,508,765    (86,273)    (816,184)
High Yield Bond..........     116,621    1,070,764   62,351     571,028     309,478    2,853,892   (130,506)  (1,212,100)
Managed..................      35,458      356,188  295,587   2,911,537     940,586    9,462,572   (609,541)  (6,194,847)
Money Market.............  15,371,652   15,371,652  155,232     155,232  14,896,091   14,896,091    630,793      630,793
Blue Chip................     225,212    9,429,737   48,134   1,987,471      64,164    2,686,422    209,182    8,730,786

Year ended December 31, 1999:
Value Growth.............     627,488  $ 5,858,468  108,176  $  976,830     525,556  $ 4,826,973    210,108  $ 2,008,325
High Grade Bond..........     526,191    5,159,899   83,419     828,359     178,662    1,730,659    430,948    4,257,599
High Yield Bond..........     470,766    4,628,710  146,656   1,422,137     251,178    2,417,617    366,244    3,633,230
Managed..................     295,358    3,261,397  241,742   2,634,990     927,759   10,226,862   (390,659)  (4,330,475)
Money Market.............  20,514,197   20,514,197  193,244     193,244  20,140,168   20,140,168    567,273      567,273
Blue Chip................     409,813   16,501,862   21,903     816,323     107,309    4,388,859    324,407   12,929,326

6.  INVESTMENT TRANSACTIONS

    For the period ended June 30, 2000, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. Government securities) by portfolio, were as follows:

PORTFOLIO                                  PURCHASES      SALES
---------                                 -----------  -----------
Value Growth............................  $20,918,445  $29,679,007
High Grade Bond.........................    2,401,473      554,461
High Yield Bond.........................            0    1,109,828
Managed.................................   23,509,218   34,452,201
Blue Chip...............................   16,633,761   10,250,712

EQUITRUST VARIABLE INSURANCE SERIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6.  INVESTMENT TRANSACTIONS (CONTINUED)
    At June 30, 2000, net unrealized appreciation (depreciation) of investments by portfolio was composed of the following:

                                          GROSS UNREALIZED             NET UNREALIZED
                                     --------------------------  APPRECIATION (DEPRECIATION)
PORTFOLIO                            APPRECIATION  DEPRECIATION        OF INVESTMENTS
---------                            ------------  ------------  ---------------------------
Value Growth.......................  $ 1,824,538   $(4,409,016)          $(2,584,478)
High Grade Bond....................       91,650      (716,510)             (624,860)
High Yield Bond....................       22,490    (1,618,503)           (1,596,013)
Managed............................    2,737,768    (2,973,476)             (235,708)
Blue Chip..........................   26,452,540    (2,756,581)           23,695,959

7.  DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

    Dividends from net investment income for the following portfolios are declared daily and were payable on the last business day of the month as follows:

                                                PORTFOLIO
                                     -------------------------------
                                        HIGH        HIGH
                                       GRADE       YIELD      MONEY
PAYABLE DATE                            BOND        BOND     MARKET
------------                         ----------  ----------  -------
January 31, 2000...................    $.0530      $.0632    $.0044
February 29, 2000..................     .0476       .0601     .0041
March 31, 2000.....................     .0674       .0750     .0045
April 28, 2000.....................     .0457       .0569     .0042
May 31, 2000.......................     .0525       .0632     .0048
June 30, 2000......................     .0676       .0740     .0049
                                       ------      ------    ------
Total dividends per share..........    $.3338      $.3924    $.0269
                                       ======      ======    ======

EQUITRUST VARIABLE INSURANCE SERIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

7.  DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS (CONTINUED)
    In addition, dividends and distributions to shareholders from net investment income and net realized gain on investment transactions were paid during the period ended June 30, 2000, for the following portfolios:

ORDINARY INCOME DIVIDENDS:

                                                                   DIVIDEND
                                DECLARATION   RECORD     PAYABLE    AMOUNT
PORTFOLIO                          DATE        DATE       DATE     PER SHARE
---------                       -----------  ---------  ---------  ---------
Value Growth..................     1/27/00    1/26/00    1/27/00    $0.1880
Managed.......................     1/27/00    1/26/00    1/27/00     0.6617
Blue Chip.....................     1/27/00    1/26/00    1/27/00     0.5319

CAPITAL GAINS DISTRIBUTIONS:

                                DECLARATION   RECORD     PAYABLE    AMOUNT
PORTFOLIO                          DATE        DATE       DATE     PER SHARE
---------                       -----------  ---------  ---------  ---------
High Grade Bond...............     1/27/00    1/26/00    1/27/00    $0.0129
Blue Chip.....................     1/27/00    1/26/00    1/27/00     0.4555

EQUITRUST VARIABLE INSURANCE SERIES FUND
FINANCIAL HIGHLIGHTS
PERIOD ENDED JUNE 30, 2000 (UNAUDITED) AND

YEARS ENDED DECEMBER 31, 1999, 1998, 1997, AND 1996

                                              VALUE GROWTH
                                                PORTFOLIO
                           ---------------------------------------------------
                              2000          1999      1998     1997     1996
                           ----------     --------  --------  -------  -------
Net asset value,
 beginning of period.....   $  8.69       $  9.50   $ 12.58   $ 13.13  $ 12.31
  Income From Investment
   Operations
    Net investment
     income..............      0.11          0.18      0.22      0.28     0.35
    Net gains (losses) on
     securities (both
     realized and
     unrealized).........      0.07         (0.77)    (3.29)     0.55     1.82
                            -------       -------   -------   -------  -------
  Total from investment
   operations............      0.18         (0.59)    (3.07)     0.83     2.17
                            -------       -------   -------   -------  -------
  Less Distributions
    Dividends (from net
     investment
     income).............     (0.19)        (0.22)    (0.01)    (0.28)   (0.30)
    Distributions (from
     capital gains)......                                       (0.95)   (1.05)
    Distributions in
     excess of net
     realized gains......                                       (0.15)
                            -------       -------   -------   -------  -------
  Total distributions....     (0.19)        (0.22)    (0.01)    (1.38)   (1.35)
                            -------       -------   -------   -------  -------
Net asset value, end of
 period..................   $  8.68       $  8.69   $  9.50   $ 12.58  $ 13.13
                            =======       =======   =======   =======  =======
Total Return:
  Total investment return
   based on net asset
   value (1).............      2.13%        (6.34)%  (24.43)%    6.30%   17.65%

Ratios/Supplemental Data:
  Net assets, end of
   period (000's
   omitted)..............   $35,330       $40,848   $42,664   $43,466  $27,188
  Ratio of total expenses
   to average net
   assets................      0.59%(2)      0.57%     0.56%     0.55%    0.55%
  Ratio of net expenses
   to average net
   assets................      0.58%(2)      0.57%     0.55%
  Ratio of net investment
   income to average net
   assets................      2.32%(2)      1.91%     2.17%     2.43%    2.68%
  Portfolio turnover
   rate..................        61%(3)       152%      230%      118%      72%

Information assuming no
 voluntary reimbursement
 or waiver by EquiTrust
 Investment of excess
 operating
 expenses (see NOTE 3):
  Per share net
   investment income.....                                     $  0.27  $  0.33
  Ratio of expenses to
   average net assets....                                        0.58%    0.69%
  Amount reimbursed......                                     $14,093  $29,686

------------------------------
Note: Per share amounts have been calculated on the basis of monthly per share amounts (using average monthly outstanding shares) accumulated for the period.

(1) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period and is not annualized for periods less than one year.
(2)  Computed on an annualized basis.
(3)  Not annualized.

SEE ACCOMPANYING NOTES.

                                                 HIGH                                              HIGH
                                              GRADE BOND                                        YIELD BOND
                                              PORTFOLIO                                          PORTFOLIO
                           ------------------------------------------------  -------------------------------------------------
                              2000          1999     1998     1997    1996      2000          1999     1998     1997    1996
                           ----------     --------  -------  ------  ------  ----------     --------  -------  ------  -------
Net asset value,
 beginning of period.....   $  9.49       $ 10.19   $ 10.11  $ 9.83  $ 9.98   $  9.30       $ 10.17   $ 10.21  $ 9.91  $  9.69
  Income From Investment
   Operations
    Net investment
     income..............      0.33          0.62      0.66    0.69    0.72      0.39          0.74      0.71    0.79     0.84
    Net gains (losses) on
     securities (both
     realized and
     unrealized).........     (0.02)        (0.67)     0.08    0.28   (0.15)    (0.24)        (0.81)    (0.03)   0.36     0.33
                            -------       -------   -------  ------  ------   -------       -------   -------  ------  -------
  Total from investment
   operations............      0.31         (0.05)     0.74    0.97    0.57      0.15         (0.07)     0.68    1.15     1.17
                            -------       -------   -------  ------  ------   -------       -------   -------  ------  -------
  Less Distributions
    Dividends (from net
     investment
     income).............     (0.33)        (0.62)    (0.66)  (0.69)  (0.72)    (0.39)        (0.74)    (0.71)  (0.79)   (0.84)
    Distributions (from
     capital gains)......     (0.01)        (0.03)                                                      (0.01)  (0.06)   (0.11)
    Distributions in
     excess of net
     realized gains......                                                                     (0.06)
                            -------       -------   -------  ------  ------   -------       -------   -------  ------  -------
  Total distributions....     (0.34)        (0.65)    (0.66)  (0.69)  (0.72)    (0.39)        (0.80)    (0.72)  (0.85)   (0.95)
                            -------       -------   -------  ------  ------   -------       -------   -------  ------  -------
Net asset value, end of
 period..................   $  9.46       $  9.49   $ 10.19  $10.11  $ 9.83   $  9.06       $  9.30   $ 10.17  $10.21  $  9.91
                            =======       =======   =======  ======  ======   =======       =======   =======  ======  =======
Total Return:
  Total investment return
   based on net asset
   value (1).............      3.25%        (0.46)%    7.51%  10.24%   5.94%     1.68%        (0.75)%    6.88%  12.07%   12.65%

Ratios/Supplemental Data:
  Net assets, end of
   period (000's
   omitted)..............   $12,786       $13,638   $10,255  $5,374  $3,535   $16,101       $17,752   $15,680  $8,623  $ 5,929
  Ratio of total expenses
   to average net
   assets................      0.47%(2)      0.48%     0.50%   0.52%   0.55%     0.60%(2)      0.60%     0.61%   0.57%    0.55%
  Ratio of net expenses
   to average net
   assets................      0.47%(2)      0.47%     0.46%                     0.60%(2)      0.59%     0.58%
  Ratio of net investment
   income to average net
   assets................      7.07%(2)      6.34%     6.44%   6.94%   7.22%     8.53%(2)      7.62%     6.92%   7.74%    8.47%
  Portfolio turnover
   rate..................         6%(3)        24%       46%     31%     32%        0%(3)        27%       43%     35%      30%

Information assuming no
 voluntary reimbursement
 or waiver by EquiTrust
 Investment of excess
 operating
 expenses (see NOTE 3):
  Per share net
   investment income.....                                    $ 0.68  $ 0.70                                    $ 0.78  $  0.81
  Ratio of expenses to
   average net assets....                                      0.57%   0.80%                                     0.65%    0.87%
  Amount reimbursed......                                    $2,294  $8,233                                    $5,819  $17,094

EQUITRUST VARIABLE INSURANCE SERIES FUND

                                                 MANAGED
                                                PORTFOLIO
                           ---------------------------------------------------
                              2000          1999      1998     1997     1996
                           ----------     --------  --------  -------  -------
Net asset value,
 beginning of period.....   $ 10.54       $ 11.45   $ 12.55   $ 12.40  $ 11.71
  Income From Investment
   Operations
    Net investment
     income..............      0.32          0.64      0.53      0.53     0.60
    Net gains (losses) on
     securities (both
     realized and
     unrealized).........      0.31         (1.02)    (1.63)     0.79     1.44
                            -------       -------   -------   -------  -------
  Total from investment
   operations............      0.63         (0.38)    (1.10)     1.32     2.04
                            -------       -------   -------   -------  -------
  Less Distributions
    Dividends (from net
     investment
     income).............     (0.66)        (0.53)              (0.52)   (0.50)
    Distributions (from
     capital gains)......                                       (0.65)   (0.85)
    Distributions in
     excess of net
     realized gains......
                            -------       -------   -------   -------  -------
  Total distributions....     (0.66)        (0.53)              (1.17)   (1.35)
                            -------       -------   -------   -------  -------
Net asset value, end of
 period..................   $ 10.51       $ 10.54   $ 11.45   $ 12.55  $ 12.40
                            =======       =======   =======   =======  =======
Total Return:
  Total investment return
   based on net asset
   value (1).............      6.43%        (3.45)%   (8.71)%   10.67%   17.39%

Ratios/Supplemental Data:
  Net assets, end of
   period (000's
   omitted)..............   $41,316       $47,829   $56,434   $44,949  $26,022
  Ratio of total expenses
   to average net
   assets................      0.57%(2)      0.56%     0.55%     0.54%    0.55%
  Ratio of net expenses
   to average net
   assets................      0.56%(2)      0.56%     0.54%
  Ratio of net investment
   income to average net
   assets................      5.48%(2)      5.28%     4.97%     4.94%    4.73%
  Portfolio turnover
   rate..................        61%(3)        43%       74%       52%      82%

Information assuming no
 voluntary reimbursement
 or waiver by EquiTrust
 Investment of excess
 operating
 expenses (see NOTE 3):
  Per share net
   investment income.....                                     $  0.52  $  0.57
  Ratio of expenses to
   average net assets....                                        0.60%    0.75%
  Amount reimbursed......                                     $17,771  $38,874

                                           MONEY MARKET                                      BLUE CHIP
                                            PORTFOLIO                                        PORTFOLIO
                           --------------------------------------------  -------------------------------------------------
                             2000         1999    1998    1997    1996      2000         1999     1998     1997     1996
                           ---------     ------  ------  ------  ------  ----------     -------  -------  -------  -------
Net asset value,
 beginning of period.....   $ 1.00       $ 1.00  $ 1.00  $ 1.00  $ 1.00   $ 43.98       $ 36.87  $ 31.01  $ 24.68  $ 20.70
  Income From Investment
   Operations
    Net investment
     income..............     0.03         0.04    0.05    0.05    0.05      0.24          0.54     0.49     0.42     0.45
    Net gains (losses) on
     securities (both
     realized and
     unrealized).........                                                   (1.25)         7.06     5.37     6.34     3.99
                            ------       ------  ------  ------  ------   -------       -------  -------  -------  -------
  Total from investment
   operations............     0.03         0.04    0.05    0.05    0.05     (1.01)         7.60     5.86     6.76     4.44
                            ------       ------  ------  ------  ------   -------       -------  -------  -------  -------
  Less Distributions
    Dividends (from net
     investment
     income).............    (0.03)       (0.04)  (0.05)  (0.05)  (0.05)    (0.53)        (0.49)            (0.42)   (0.34)
    Distributions (from
     capital gains)......                                                   (0.46)                          (0.01)   (0.12)
    Distributions in
     excess of net
     realized gains
                            ------       ------  ------  ------  ------   -------       -------  -------  -------  -------
  Total distributions....    (0.03)       (0.04)  (0.05)  (0.05)  (0.05)    (0.99)        (0.49)            (0.43)   (0.46)
                            ------       ------  ------  ------  ------   -------       -------  -------  -------  -------
Net asset value, end of
 period..................   $ 1.00       $ 1.00  $ 1.00  $ 1.00  $ 1.00   $ 41.98       $ 43.98  $ 36.87  $ 31.01  $ 24.68
                            ======       ======  ======  ======  ======   =======       =======  =======  =======  =======
Total Return:
  Total investment return
   based on net asset
   value (1).............     2.73%        4.53%   5.00%   5.07%   4.90%    (2.26)%       20.85%   18.91%   27.41%   21.43%

Ratios/Supplemental Data:
  Net assets, end of
   period (000's
   omitted)..............   $7,240       $6,609  $6,042  $6,078  $3,819   $91,687       $86,849  $60,850  $31,865  $14,493
  Ratio of total expenses
   to average net
   assets................     0.49%(2)     0.55%   0.52%   0.48%   0.55%     0.28%(2)      0.30%    0.30%    0.33%    0.48%
  Ratio of net expenses
   to average net
   assets................     0.46%(2)     0.54%   0.45%                     0.28%(2)      0.30%    0.29%
  Ratio of net investment
   income to average net
   assets................     5.47%(2)     4.49%   4.67%   4.65%   4.58%     1.25%(2)      1.43%    1.72%    1.83%    1.92%
  Portfolio turnover
   rate..................        0%(3)        0%      0%      0%      0%       13%(3)         5%      12%       3%       2%

Information assuming no
 voluntary reimbursement
 or waiver by EquiTrust
 Investment of excess
 operating
 expenses (see NOTE 3):
  Per share net
   investment income.....                                $ 0.05  $ 0.04
  Ratio of expenses to
   average net assets....                                  0.55%   0.82%
  Amount reimbursed......                                $2,912  $9,569